Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2020 INR (₨)
Benefit payments
2021	₨ 46.6
2022	43.7
2023	14.1
2024	21.3
2025	18.1
2026-2030	₨ 102.3